Finance lease receivables	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Leases And Finance Leases [Line Items]
Disclosure Of Leases Explanatory

Note 33 Finance lease receivables

UBS acts as a lessor and leases a variety of assets to third parties under finance leases, such as commercial vehicles, production lines, medical equipment, construction equipment and aircraft. At the end of the respective lease term, assets may be sold to third parties or further leased. Lessees may participate in any sales proceeds achieved. Lease payments cover the cost of the assets less their residual value as well as financing costs.

As of 31 December 2019, unguaranteed residual values of USD 246 million (31 December 2018: USD 156 million) had been accrued and the ECL stage 3 allowance for uncollectible minimum lease payments receivable was USD 6 million (31 December 2018: USD 7 million). No contingent rents were received in 2019. Amounts in the table below are disclosed on a gross basis. The finance lease receivables in Note 17a of USD 1,444 million are presented net of expected credit loss allowances.

Lease receivables
USD million	31.12.19
	Total minimum lease payments	Unearned financeincome	Present value
2020	448	31	417
2021–2024	874	52	822
Thereafter	221	6	215
Total	1,544	89	1,455

USD million	31.12.18
	Total minimum lease payments	Unearned financeincome	Present value
2019	359	22	337
2020–2023	703	35	669
Thereafter	103	2	102
Total	1,166	58	1,107

UBS AG
Disclosure Of Operating Leases And Finance Leases [Line Items]
Disclosure Of Leases Explanatory

Note 33 Finance lease receivables

UBS AG acts as a lessor and leases a variety of assets to third parties under finance leases, such as commercial vehicles, production lines, medical equipment, construction equipment and aircraft. At the end of the respective lease term, assets may be sold to third parties or further leased. Lessees may participate in any sales proceeds achieved. Lease payments cover the cost of the assets less their residual value as well as financing costs.

As of 31 December 2019, unguaranteed residual values of USD 246 million (31 December 2018: USD 156 million) had been accrued and the ECL stage 3 allowance for uncollectible minimum lease payments receivable was USD 6 million (31 December 2018: USD 7 million). No contingent rents were received in 2019. Amounts in the table below are disclosed on a gross basis. The finance lease receivables in Note 17a of USD 1,444 million are presented net of expected credit loss allowances.

Lease receivables
USD million	31.12.19
	Total minimum lease payments	Unearned financeincome	Present value
2020	448	31	417
2021–2024	874	52	822
Thereafter	221	6	215
Total	1,544	89	1,455

USD million	31.12.18
	Total minimum lease payments	Unearned financeincome	Present value
2019	359	22	337
2020–2023	703	35	669
Thereafter	103	2	102
Total	1,166	58	1,107